Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration (Tables)	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Dec. 31, 2021
Accounts Receivable, Net of Allowance, Contract Assets and Liabilities, and Customer Credit Concentration
Schedule of accounts receivable, net classified as current

Accounts receivable, net classified as current, consisted of the following (in thousands):

	December 31,
	2021	2020
Trade accounts receivable	$74,601	$44,419
Contract assets	132,858	134,311
	207,459	178,730
Less: allowance for doubtful accounts	(5,614)	(3,933)
Accounts receivable, net	$201,845	$174,797

Schedule of net contract assets

Net contract assets consisted of the following (in thousands):

	July 2,	December 31,
	2022	2021
Contract assets	$166,329	$132,858
Contract liabilities	(15,344)	(14,773)
Contract assets, net	$150,985	$118,085

Net contract assets consisted of the following (in thousands):

	December 31,
	2021	2020
Contract assets	$132,858	$134,311
Contract liabilities	(14,773)	(14,945)
Contract assets, net	$118,085	$119,366

Schedule of customers whose combined amounts of accounts receivable and contract assets exceeded 10% of total combined accounts receivable and contract assets

Customers whose combined amounts of accounts receivable and contract assets exceeded 10% of total combined accounts receivable and contract assets were as follows (in thousands):

	July 2, 2022		December 31, 2021
	Amounts	% of Total	Amounts	% of Total
AT&T	$69,841	28.4%	$56,280	27.1%
Verizon	59,950	24.4%	35,756	17.2%
T-Mobile	38,249	15.6%	50,218	24.2%
Total	$168,040	68.4%	$142,254	68.5%

Customers whose combined amounts of accounts receivable and contract assets exceeded 10% of total combined accounts receivable and contract assets were as follows (in thousands):

	December 31,
	2021		2020
	Amounts	% of Total	Amounts	% of Total
AT&T	$56,280	27.1%	$81,796	45.8%
T-Mobile	35,756	17.2%	*	*
Verizon	50,218	24.2%	65,346	36.6%
Total	$142,254	68.5%	$147,142	82.4%
*	Accounts receivable and contract assets from T-Mobile did not exceed 10% of total combined accounts receivable and contract assets for the year ended December 31, 2020.